                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Macquarie Private Wealth Inc.
                 -----------------------------------
   Address:      26 Wellington Street East Suite 300
                 -----------------------------------
                 Toronto, Ontario M5E 1S2
                 -----------------------------------
                 Canada
                 -----------------------------------

Form 13F File Number: 28-13967
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dan Bowering
         -------------------------------
Title:   Associate Director
         -------------------------------
Phone:   416 869 6968
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Dan Bowering            Toronto, Canada   August 20, 2010
   ------------------------------    ---------------   ---------------
            [Signature]               [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        -----------

Form 13F Information Table Entry Total:         115
                                        -----------

Form 13F Information Table Value Total: $   170,070
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------------- -------- -------- ---------- -------------------- ---------- ---------- --------------------------
                                TITLE OF            VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER              CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED   NONE
------------------------------- -------- -------- ---------- --------- --- ------ ---------- ---------- ---------- -------- ------
AGNICO EAGLE MNS LTD             COM    008474108        378      6230  SH           Defined                 6230
AGRIUM INC                       COM    008916108        643     13157  SH           Defined                13157
ALLIED NEVADA GOLD CORP          COM    019344100        337     17000  SH           Defined                17000
ALTERRA CAPITAL HOLDINGS         COM    G0229R108        206     10985  SH           Defined                10985
AMERICREDIT CORP                 COM    03060R101        263     14432  SH           Defined                14432
ANWORTH MORTGAGE ASSET CORP      COM    037347101        242     33935  SH           Defined                33935
APPLE INC                        COM    037833100       2369      9420  SH           Defined                 9420
ARCHER DANIELS MIDLAND CO        COM    039483102        783     30325  SH           Defined                30325
ASHLAND INC                      COM    044209104        306      6595  SH           Defined                 6595
AURIZON MNS LTD                  COM    05155P106        394     80000  SH           Defined                80000
BARRICK GLD CORP                 COM    067901108        917     20195  SH           Defined                20195
BAYTEX ENGY TR UT                COM    073176109        360     12050  SH           Defined                12050
BCE INC NEW                      COM    05534B760      13049    447027  SH           Defined               447027
BK OF MONTREAL                   COM    063671101       3497     64446  SH           Defined                64446
BK OF NOVA SCOTIA                COM    064149107       8058    174794  SH           Defined               174794
BROOKFIELD ASSET MGMT INC CL A   COM    112585104        842     37219  SH           Defined                37219
BROOKFIELD PPTYS CORP            COM    112900105      13909    989922  SH           Defined               989922
BUNGE LTD                        COM    G16962105        674     13700  SH           Defined                13700
CABOT CORP COM                   COM    127055101        223      9232  SH           Defined                 9232
CAMECO CORP                      COM    13321L108       1344     63145  SH           Defined                63145
CARDIOME PHARMA CORP NEW         COM    14159U202        174     21079  SH           Defined                21079
CARPENTER TECHNOLOGY CORP        COM    144285103        302      9189  SH           Defined                 9189
CDN NTL RAILWAY CO               COM    136375102        829     14450  SH           Defined                14450
CDN NTRL RES LTD                 COM    136385101       3533    106395  SH           Defined               106395
CDN PAC RLWY LTD                 COM    13645T100       2750     51271  SH           Defined                51271
CENOVUS ENERGY INC               COM    15135U109       2436     94596  SH           Defined                94596
CIBC                             COM    136069101       1234     19848  SH           Defined                19848
CITIGROUP INC                    COM    172967101        207     55060  SH           Defined                55060
CLAUDE RES INC                   COM    182873109         72     67500  SH           Defined                67500
CORNING INC                      COM    219350105        606     37552  SH           Defined                37552
DEL MONTE FOODS CO               COM    24522P103        304     21130  SH           Defined                21130
DENISON MINES CORP               COM    248356107        138    115206  SH           Defined               115206
DEUTSCHE BK AG LONDON BRH DB     COM    25154H467        365      8727  SH           Defined                 8727
ELEMENTS ROGERS AGRI TOTL        COM    870297603        161     23000  SH           Defined                23000
ENBRIDGE INC                     COM    29250N105       4457     95648  SH           Defined                95648
ENCANA CORP                      COM    292505104       3227    106490  SH           Defined               106490
ENDO PHARMACEUTICALS HOLDINGS    COM    29264F205        272     12480  SH           Defined                12480
FORD MOTOR CO NEW                COM    345370860        673     66740  SH           Defined                66740
FREEPORT MCMORAN CPPR & GLD      COM    35671D857        573      9698  SH           Defined                 9698
FRONTEER GOLD INC                COM    359032109        308     51250  SH           Defined                51250
GILDAN ACTIVEWEAR CL A S/VTG     COM    375916103        378     13154  SH           Defined                13154
GLDN STAR RES LTD                COM    38119T104        287     65000  SH           Defined                65000
GNRL ELECTRIC CO                 COM    369604103        234     16250  SH           Defined                16250
GOLDCORP INC                     COM    380956409      10050    229420  SH           Defined               229420
HARRY WINSTON DIAMOND CORP       COM    41587B100        357     29046  SH           Defined                29046
HEALTHSPRING INC                 COM    42224N101        251     16193  SH           Defined                16193
HONEYWELL INTL INC               COM    438516106        242      6212  SH           Defined                 6212
HSBC HLDGS PLC S/ADR NEW         COM    404280406        756     16575  SH           Defined                16575
HUMANA INC                       COM    444859102        328      7178  SH           Defined                 7178
IAMGOLD CORP                     COM    450913108        291     16490  SH           Defined                16490
ICICI BK LTD S/ADR               COM    45104G104       1180     32650  SH           Defined                32650
IESI BFC LTD                     COM    44951D108        832     41678  SH           Defined                41678
IMAX CORP                        COM    45245E109        317     21944  SH           Defined                21944
IMPERIAL OIL LTD                 COM    453038408       1273     34932  SH           Defined                34932
INDIA FD INC                     COM    454089103        692     22866  SH           Defined                22866
ING GROUP NV S/ADR               COM    456837103        234     31550  SH           Defined                31550
INTEL CORP                       COM    458140100        277     14223  SH           Defined                14223
ISHARES DOW JONES US REGIONAL    COM    464288778        204      9320  SH           Defined                 9320
ISHARES MSCI MEXICO INVEST       COM    464286822        257      5374  SH           Defined                 5374
ISHARES S&P GLOBAL               COM    464287291        477      9575  SH           Defined                 9575
ISHARES SILVER TRUST             COM    46428Q109        264     14500  SH           Defined                14500
JAGUAR MNG INC                   COM    47009M103        178     20000  SH           Defined                20000
JPMORGAN CHASE & CO              COM    46625H100        241      6577  SH           Defined                 6577
KINROSS GLD CORP                 COM    496902404        276     16134  SH           Defined                16134
LULULEMON ATHLETICA INC          COM    550021109        387     10420  SH           Defined                10420
MAGNA INTL INC CL A              COM    559222401        391      5934  SH           Defined                 5934
MANULIFE FNCL CORP               COM    56501R106       3556    244889  SH           Defined               244889
MARKET VECTORS ETF               COM    57060U605        680     18768  SH           Defined                18768
METHANEX CORP                    COM    59151K108        685     34770  SH           Defined                34770
NACCO INDS INC CL A              COM    629579103        204      2294  SH           Defined                 2294
NEWELL RUBBERMAID INC            COM    651229106        249     17025  SH           Defined                17025
NEWPARK RES INC                  COM    651718504        227     37550  SH           Defined                37550
NEXEN INC                        COM    65334H102        368     18698  SH           Defined                18698
NORTHGATE MNRLS CORP             COM    666416102       3485   1151474  SH           Defined              1151474
ONCOLYTICS BIOTECH INC           COM    682310107         43     16442  SH           Defined                16442
ORACLE CORP                      COM    68389X105        222     10323  SH           Defined                10323
PENGROWTH ENERGY TRUST UNIT      COM    706902509        195     21353  SH           Defined                21353
PENN WST ENGY TR UT              COM    707885109        862     45168  SH           Defined                45168
POTASH CORP OF SASK INC          COM    73755L107       1176     13642  SH           Defined                13642
POWERSHARES DB MULTI-SECTOR      COM    73936B408        229      9561  SH           Defined                 9561
POWERSHARES EXCHANGE TRADED      COM    73935X856        384     22265  SH           Defined                22265
PROSHARES SHORT MSCI EAFE        COM    74347R370        611      9384  SH           Defined                 9384
RENT-A-CENTER INC                COM    76009N100        214     10550  SH           Defined                10550
RESEARCH IN MOTION LTD NEW       COM    760975102       1268     25775  SH           Defined                25775
ROGERS COMMS INC CL B            COM    775109200       4938    151061  SH           Defined               151061
RYL BK CDA                       COM    780087102      12971    272208  SH           Defined               272208
RYL CARIBBEAN CRUISES LTD        COM    V7780T103        315     13845  SH           Defined                13845
SANDISK CORP                     COM    80004C101        425     10098  SH           Defined                10098
SEAGATE TECH                     COM    G7945J104        232     17798  SH           Defined                17798
SEASPAN CORP                     COM    Y75638109        110     11000  SH           Defined                11000
SILVER STANDARD RES INC          COM    82823L106        954     53450  SH           Defined                53450
SIRIUS SATELLITE RADIO INC       COM    82967N108         30     31500  SH           Defined                31500
SPDR GOLD TR GOLD SHS            COM    78463V107       1803     14814  SH           Defined                14814
STANTEC INC                      COM    85472N109        493     22226  SH           Defined                22226
SUN LIFE FNCL INC                COM    866796105       1352     51450  SH           Defined                51450
SUNCOR ENERGY INC NEW            COM    867224107       2748     93323  SH           Defined                93323
SVR WHEATON CORP                 COM    828336107       9155    456693  SH           Defined               456693
SXC HEALTH SOLUTIONS CORP        COM    78505P100        694      9441  SH           Defined                 9441
TALISMAN ENGY INC                COM    87425E103       1087     71811  SH           Defined                71811
TATA MOTORS LTD S/ADR            COM    876568502        213     12411  SH           Defined                12411
TECK RES LTD CL B                COM    878742204        979     33095  SH           Defined                33095
TERADYNE INC                     COM    880770102        131     13400  SH           Defined                13400
TEVA PHARMA INDS LTD ADR         COM    881624209        327      6288  SH           Defined                 6288
THOMSON REUTERS CORP             COM    884903105       3108     86795  SH           Defined                86795
TORONTO DOMINION BK              COM    891160509       9465    145995  SH           Defined               145995
TRANSALTA CORP                   COM    89346D107       3434    185278  SH           Defined               185278
TRANSCANADA CORP                 COM    89353D107       5881    175705  SH           Defined               175705
TYSON FOODS INC CLASS A          COM    902494103        244     14897  SH           Defined                14897
UNVL CORP                        COM    913456109        273      6869  SH           Defined                 6869
US STEEL CORP                    COM    912909108        276      7170  SH           Defined                 7170
VANGUARD REIT ETF                COM    922908553        222      4765  SH           Defined                 4765
VISA INC                         COM    92826C839        272      3850  SH           Defined                 3850
VODAFONE GROUP PLC               COM    92857W209        472     22835  SH           Defined                22835
WILLIAMS SONOMA INC              COM    969904101        307     12349  SH           Defined                12349
WSTN DIGITAL CORP                COM    958102105        432     14308  SH           Defined                14308

* Investment Discretion is shared with Macquarie Group Limited (Form 13F File Number 028-13120) which has separately filed a Form 13F excluding these positions.